GOODWILL AND INTANGIBLE ASSETS - Goodwill Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jul. 01, 2021
Goodwill:
Impairment of goodwill	$ 0
Minimum
Goodwill:
Percentage fair value exceed carrying value		125.00%
Maximum
Goodwill:
Percentage fair value exceed carrying value		153.00%